Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schwab Fundamental U.S. Broad Market ETF
Prospectus [Line Items]
Annual Return [Percent]	16.17%	18.28%	(7.43%)	31.57%	9.15%	28.54%	(7.65%)	16.67%	16.96%	(3.07%)
Schwab Fundamental U.S. Large Company ETF
Prospectus [Line Items]
Annual Return [Percent]	16.75%	18.13%	(6.82%)	31.57%	9.11%	28.87%	(7.32%)	17.09%	16.41%	(2.92%)
Schwab Fundamental U.S. Small Company ETF
Prospectus [Line Items]
Annual Return [Percent]	8.96%	20.14%	(14.75%)	31.03%	8.40%	24.45%	(12.10%)	12.84%	23.49%	(5.05%)
Schwab Fundamental International Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	2.65%	20.34%	(7.77%)	14.52%	4.02%	18.41%	(14.19%)	23.81%	7.70%	(5.15%)
Schwab Fundamental International Small Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	1.57%	15.21%	(14.82%)	9.83%	7.11%	20.02%	(18.77%)	29.04%	8.87%	5.12%
Schwab Fundamental Emerging Markets Equity ETF
Prospectus [Line Items]
Annual Return [Percent]	12.60%	14.88%	(15.21%)	14.12%	(2.36%)	19.10%	(10.01%)	26.18%	32.33%	(19.11%)
Schwab U.S. REIT ETF
Prospectus [Line Items]
Annual Return [Percent]	4.94%	11.28%	(25.10%)	41.23%	(14.90%)	23.01%	(4.20%)	3.70%	6.41%	4.35%